S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Apr. 22, 2026 USD ($) $ / shares shares
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 2,083.33
Aperture Sponsor LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 2,235,000
Securities Issued or to be Issued, Shares (in Shares) | shares	223,500
Aperture Sponsor LLC [Member] | Common Class B [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Securities Issued or to be Issued, Shares (in Shares) | shares	3,328,767
Aperture Sponsor LLC [Member] | Over-Allotment Option [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	3,828,082
Aperture Sponsor LLC [Member] | Private Placement Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 2,100,000
Securities Issued or to be Issued, Shares (in Shares) | shares	210,000
Aperture Sponsor LLC [Member] | Repayments of Loan [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 500,000
Aperture Sponsor LLC [Member] | Working Capital Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 1,500,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 10